Parent Entity Information - Statement of Comprehensive Loss of Parent Entity (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	$ (29,902,624)	$ (13,468,232)	$ (18,343,984)
Total comprehensive loss	(30,483,032)	(13,368,275)	(17,785,569)
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	(29,227,163)	(13,482,664)	(17,872,089)
Total comprehensive loss	$ (29,227,163)	$ (13,482,664)	$ (17,872,089)